Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts payable and accrued expenses [Abstract]
Trade accounts payable	$ 356,832	$ 306,220	$ 361,346
Accrued payroll liabilities	66,282	172,500	$ 135,625
Accrued operating expenses	286,345	265,411
Accrued interest	50,931	46,712
Total	$ 760,390	$ 790,843